SUPPLEMENTAL CASH FLOW (Tables)	12 Months Ended
Aug. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash Payments for Interest and Taxes	Cash payments for interest and taxes during fiscal years 2013, 2012, and 2011, were as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Interest	$141	$159	$151
Taxes	907	688	385